Property, Plant and Equipment	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of property, plant and equipment [text block]
18. Property, Plant and Equipment
Property, Plant and Equipment of the Group correspond to computer equipment and building improvements that are stated at cost less accumulated depreciation.

	2025			2024
	Computer Equipment	Building improvements	Total	Computer Equipment	Building improvements	Total
Cost	5,480	1,257	6,737	3,775	1,257	5,032
Accumulated depreciation	(2,890)	(470)	(3,360)	(1,771)	(344)	(2,115)
Opening book value, January 1	2,590	787	3,377	2,004	913	2,917
Additions	2,281	—	2,281	2,779	—	2,779
Disposals	—	—	—	(1,074)	—	(1,074)
Depreciation of the year	(1,129)	(544)	(1,673)	(1,119)	(126)	(1,245)
Total as of December 31	3,742	243	3,985	2,590	787	3,377
Cost	7,761	1,257	9,018	5,480	1,257	6,737
Accumulated depreciation	(4,019)	(1,014)	(5,033)	(2,890)	(470)	(3,360)
The Group did not impair Property, Plant and Equipment during 2025 and 2024, nor did it reverse any previously recognized impairment losses. Additionally, the Group did not have commitments to purchase any property, plant and equipment at year end.
For further details on accounting policies refer to Note 2.7. Property, plant and equipment .